Employee Benefits	12 Months Ended
Mar. 31, 2024
Employee Benefits [Abstract]
Employee Benefits

11. Employee Benefits

The Company contributes to a state pension plan run by the Chinese government in respect of its employees in the PRC. The expense of $784, $754 and $852 included in the consolidated statements of comprehensive income related to this plan, which is based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government, was provided for the years ended March 31, 2022, 2023 and 2024, respectively.